RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss on extinguishment of debt	$ 582
Previously stated [member]
IfrsStatementLineItems [Line Items]
Realized loss on revaluation of digital asset receivables	(1,497)
Gain on extinguishment of debt	255
Loss on extinguishment of debt
Gain on forgiveness of loan interest
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Realized loss on revaluation of digital asset receivables	(852)
Gain on extinguishment of debt	(255)
Loss on extinguishment of debt	(582)
Gain on forgiveness of loan interest	837
As Restated [Member]
IfrsStatementLineItems [Line Items]
Realized loss on revaluation of digital asset receivables	(2,349)
Gain on extinguishment of debt
Loss on extinguishment of debt	(582)
Gain on forgiveness of loan interest	$ 837